Convertible Loans - Additional Information (Detail) - Convertible Debt [Member] ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Dec. 14, 2017 CNY (¥) shares ¥ / shares	Apr. 30, 2016 CNY (¥)	Dec. 31, 2014 shares $ / shares	Apr. 30, 2014 USD ($)	Dec. 31, 2016 ¥ / shares	Dec. 14, 2017 $ / shares	Nov. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥) ¥ / shares	Jun. 30, 2017 $ / shares	Oct. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)
Short-term Debt [Line Items]
Debt conversion price | (per share)					¥ 11.24			¥ 10.404	$ 1.5101
2014 [Member]
Short-term Debt [Line Items]
Debt interest percentage				8.00%
Debt maturity terms				due date twelve months after the issuance date
Debt instrument redemption price percentage				85.00%
Debt conversion number of shares issued | shares			2,532,494
Debt conversion price | $ / shares			$ 0.7897
2014 [Member] | Morning side China TMT Fund II LP [Member]
Short-term Debt [Line Items]
Debt face value | $				$ 1.0
2014 [Member] | Matrix Partners China I Hong Kong Limited [Member]
Short-term Debt [Line Items]
Debt face value | $				$ 1.0
2016 April loan [Member]
Short-term Debt [Line Items]
Debt face value		¥ 8.0
Debt interest percentage		8.00%
Debt maturity terms		due date twelve months after the issuance date
2016 June loan [Member]
Short-term Debt [Line Items]
Debt face value											¥ 5.0
2016 October loan [Member]
Short-term Debt [Line Items]
Debt face value										¥ 15.0
2016 June and October loan [Member]
Short-term Debt [Line Items]
Debt interest percentage					8.00%
Debt carrying amount	¥ 28.0						¥ 28.0
2016 June and October loan [Member] | Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Short-term Debt [Line Items]
Debt conversion number of shares issued | shares	2,691,209
Debt conversion price | (per share)	¥ 10.404					$ 1.5101
2017 November loan [Member]
Short-term Debt [Line Items]
Debt face value							¥ 8.0
Debt maturity terms					due date twelve months after the issuance dat
Debt modification cost								¥ 1.1